Deferred revenue and income - Schedule of Deferred Revenue and Income (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		$ 30,496	$ 34,570
Less: non-current portion	[1]	(5,383)	(6,825)
Deferred revenue and income, current portion		25,113	27,745
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		24,502	27,543
Less: non-current portion		(719)	(1,120)
Online game revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		$ 1,120	$ 1,111
Pay per view subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		$ 4,032	$ 4,863
Less: non-current portion		(4,032)	(4,863)
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[2]	842	1,053
Less: non-current portion		$ (632)	$ (842)

[1]	As of December 31, 2015, the non-current portion included Membership subscription revenue of USD 719 thousand (2014: USD 1,120 thousand), Government grants of USD 4,032 thousand (2014: USD 4,863 thousand), and Reimbersement from the depositary of USD 632 thousand (2014: 842 thousand).
[2]	In December of 2014, the Company received from its depositary a reimbursement of USD 1.2 million, net of withholding tax of USD0.3 million. This reimbursement was recognized as deferred income and amortized over the depositary service period of 5 years.